Share Capital and Reserves	12 Months Ended
Dec. 31, 2022
Share capital [member]
Statement [line items]
Share Capital and Reserves
35	SHARE CAPITAL

	As at 31 December 2022		As at 31 December 2021
	No. of shares	RMB million	No. of shares	RMB million
Registered, authorised, issued and fully paid
Ordinary shares of RMB1 each	28,264,705,000	28,265	28,264,705,000	28,265

As at 31 December 2022, the Company’s share capital was as follows:

		As at 31 December 2022
	No. of shares	RMB million
Owned by CLIC (i)	19,323,530,000	19,324
Owned by other equity holders	8,941,175,000	8,941

Including: domestic listed	1,500,000,000	1,500
overseas listed (ii)	7,441,175,000	7,441

Total	28,264,705,000	28,265

(i)	All shares owned by CLIC are domestic listed shares.
(ii)	Overseas listed shares are traded on the Stock Exchange of Hong Kong Limited and the New York Stock Exchange.

Reserves [member]
Statement [line items]
Share Capital and Reserves
36	RESERVES

	Share premium	Other reserves	Unrealised gains/ (losses) from available- for-sale securities	Other comprehensive income reclassifiable to profit or loss under the equity method	Statutory reserve fund	Discretionary reserve fund	General reserve	Exchange differences on translating foreign operations	Other comprehensive income non-reclassifiable to profit or loss under the equity method	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
					(a)	(b)	(c)
As at 1 January 2020	53,905	1,848	28,594	756	40,516	34,645	37,888	(24)	(162)	197,966
Other comprehensive income for the year	—	—	25,674	646	—	—	—	(965)	344	25,699
Appropriation to reserves	—	—	—	—	5,009	5,857	5,159	—	—	16,025
Others	—	(1,055)	—	—	—	—	—	—	—	(1,055)

As at 31 December 2020	53,905	793	54,268	1,402	45,525	40,502	43,047	(989)	182	238,635

As at 1 January 2021	53,905	793	54,268	1,402	45,525	40,502	43,047	(989)	182	238,635
Other comprehensive income for the year	—	—	(5,349)	1,233	—	—	—	(388)	(104)	(4,608)
Appropriation to reserves	—	—	—	—	5,096	5,009	5,273	—	—	15,378
Other comprehensive income to retained earnings	—	—	—	—	—	—	—	—	45	45
Others	—	305	—	—	—	—	—	—	—	305

As at 31 December 2021	53,905	1,098	48,919	2,635	50,621	45,511	48,320	(1,377)	123	249,755

As at 1 January 2022	53,905	1,098	48,919	2,635	50,621	45,511	48,320	(1,377)	123	249,755
Other comprehensive income for the year	—	—	(51,627)	(3,002)	—	—	—	1,102	(1,625)	(55,152)
Appropriation to reserves	—	—	—	—	3,932	5,096	4,109	—	—	13,137
Other comprehensive income to retained earnings	—	—	—	—	—	—	—	—	(74)	(74)
Others	—	(1,450)	—	—	—	—	—	—	—	(1,450)

As at 31 December 2022	53,905	(352)	(2,708)	(367)	54,553	50,607	52,429	(275)	(1,576)	206,216

(a)
Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB3,932 million for the year ended 31 December 2022 (2021: RMB5,096 million, 2020: RMB5,009 million).

(b)
Approved at the Annual General Meeting in 29 June 2022, the Company appropriated RMB5,096 million to the discretionary reserve fund for the year ended 31 December 2021 based on net profit under CAS (2021: RMB5,009 million, 2020: RMB5,857 million).

(c)
Pursuant to “Financial Standards of Financial Enterprises - Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March
2007, for the year ended 31 December 2022, the Company appropriated 10% of net profit under CAS which amounted to RMB3,932 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2021: RMB5,096 million, 2020: RMB5,009 million). In addition, pursuant to the CAS, the Group appropriated RMB177 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2021: RMB177 million, 2020: RMB150 million).

Under related PRC law, dividends may be paid only out of distributable profits. Any distributable profits that are not distributed in a given year are retained and available for distribution in the subsequent years.